Mergers and Acquisitions - Narrative (Details)		12 Months Ended
	Nov. 12, 2021 USD ($) branch lease_obligation office $ / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Assets		$ 22,646,858,000	$ 23,512,128,000
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs		13,420,317,000	12,157,281,000
Deposits		18,974,359,000	19,628,311,000
Gain (loss) on disposition of property plant equipment		$ 1,412,000	(4,715,000)	$ (73,000)
Right-of-use asset acquired	$ 13,900,000
Lease liability acquired	13,900,000
Acquisition-related and professional fee costs			35,456,000
Century Bancorp, Inc.
Business Acquisition [Line Items]
Asset acquisition, consideration transferred	20,500,000
Century Bancorp, Inc.
Business Acquisition [Line Items]
Assets	7,100,000,000
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	2,900,000,000
Deposits	$ 6,100,000,000
Number of full service banking offices | office	29
Financial Asset Acquired with Credit Deterioration | Century Bancorp, Inc.
Business Acquisition [Line Items]
Loans after the allowance for loan losses, unamortized premiums, unearned discounts and deferred fees and costs	$ 67,300,000
Century Bancorp, Inc.
Business Acquisition [Line Items]
Share price (in dollars per share) | $ / shares	$ 115.28
Business combination, consideration transferred	$ 641,900,000
Goodwill	259,024,000
Investment securities premium (discount) acquired	(37,300,000)
Debt discount (premium) acquired	$ (13,300,000)
Number of branches acquired | branch	29
Premises and equipment	$ 64,521,000
Gain (loss) on disposition of property plant equipment	$ 0
Number of lease obligations | lease_obligation	20
Core deposit intangible	$ 11,633,000
Business acquisition, goodwill, expected tax deductible amount	0
Bank owned life insurance	95,478,000
Time deposits	1,800,000
Securities sold under agreements to repurchase	274,982,000
Escrow deposit	3,600,000
Acquisition-related and professional fee costs			$ 35,500,000
Century Bancorp, Inc. | Core deposits
Business Acquisition [Line Items]
Core deposit intangible	$ 11,600,000
Weighted average useful life acquired	10 years